Average Annual Total Returns - Class Z Shares - Alger Mid Cap Focus Fund - I	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Shares Since Inception	1 Year	Since Inception
Total	Jun. 14, 2019	84.85%	52.10%	83.97%	51.63%	50.38%	40.53%	35.59%	29.17%